BEPC EXCHANGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES - Narrative (Details) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 shares
Disclosure of limited partners equity [Line Items]
Units owned directly and indirectly (as a percent)	25.00%		25.00%
Brookfield Corporation And Affiliates
Disclosure of limited partners equity [Line Items]
Ownership percentage (as a percent)	9.50%		9.50%
BEPC Class B Shares
Disclosure of limited partners equity [Line Items]
Number of shares issued (in shares)	43,661		43,661		43,661
Number of shares outstanding (in shares)	43,661		43,661		43,661
Redeemable and exchangeable partnership units, exchange ratio			1
Units outstanding (in shares) | $ / shares	$ 25.51		$ 25.51
BEPC Exchangeable Units
Disclosure of limited partners equity [Line Items]
Redeemable and exchangeable partnership units, exchange ratio			1
Units outstanding (in shares) | $ / shares	$ 25.51		$ 25.51
Number of units direct and indirect owned (in shares)	10,094,152		10,094,152
BEPC Class C Shares
Disclosure of limited partners equity [Line Items]
Redeemable and exchangeable partnership units, exchange ratio			1
Units outstanding (in shares) | $ / shares	$ 25.51		$ 25.51
Class A.2 Exchangeable Shares
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)	34,719,683		34,719,683		34,719,683
Units outstanding (in shares) | $ / shares	$ 32.78		$ 32.78
Number of units direct and indirect owned (in shares)	34,719,683		34,719,683
Share exchanges (in shares)			0
Dividends paid | $	$ 66	$ 0	$ 161	$ 0
BEPC exchangeable shares outstanding (units)
Disclosure of limited partners equity [Line Items]
Share exchanges (in shares)	248	7,459	35,561	10,142
Dividends paid | $	$ 67	$ 64	$ 135	$ 129
Shares classified as financial liability ($ millions)
Disclosure of limited partners equity [Line Items]
Decrease in share exchange liability | $	$ 1	$ 1	$ 1	$ 1
Ordinary shares
Disclosure of limited partners equity [Line Items]
Maximum units for normal course issuer bid (in shares)					8,982,042
Units for normal course issuer bid (as a percent)					5.00%